T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.4%
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.664%, 1/21/35 (1) 310,000 307
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 210
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 112
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 214
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 122
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 205,000 204
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.628%, 4/15/35 (1) 410,000 405
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 127
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 180
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.72%, 7/15/36 (1) 280,000 278
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 260,000 258
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 126,100 113
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 209,625 181
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 265,000 262
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 363

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 412
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 269
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 45
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 489
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 108
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 458
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 120,000 119
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 238,125 224
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 132,300 105
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 325,000 324
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 153
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 164
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 250,000 247
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 250,000 248
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 383,231 375

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.712%, 10/19/31 (1) 250,000 249
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.572%, 1/20/32 (1) 570,000 566
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.70%, 7/17/35 (1) 250,000 248
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.238%, 7/20/29 (1) 250,000 247
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.787%, 1/24/33 (1) 250,000 248
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 76,637 76
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.58%, 7/17/29 (1) 88,516 88
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.646%, 4/20/35 (1) 250,000 247
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 76,612 75
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 144
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 136
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 432
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 305,000 294
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 279,900 233
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 240,000 217
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.196%, 4/22/35 (1) 250,000 245

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 127
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.648%, 10/20/29 (1) 128,381 128
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 206
Total Asset-Backed Securities (Cost $11,719) 11,332
BOND MUTUAL FUNDS 7.4%
T. Rowe Price Inflation Protected Bond Fund - I Class, 6.06% (2)(3) 554 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.69% (2)(3) 5,979,425 37,850
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.97% (2)(3) 1,708,900 16,064
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.04% (2)(3) 5,248,688 39,732
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.51% (2)(3) 7,931,899 64,407
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.11% (2)(3) 18,496 87
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.31% (2)(3) 8,978,436 68,775
Total Bond Mutual Funds (Cost $284,384) 226,921
COMMON STOCKS 69.0%
COMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 0.3%
KT (KRW)  82,241 2,051
Nippon Telegraph & Telephone (JPY)  6,589,100 7,608
9,659
Entertainment 0.3%
Liberty Media Corp-Liberty Live, Class C (4) 19,223 647
Netflix (4) 15,115 6,555
Sea, ADR (4) 22,320 840
8,042
Interactive Media & Services 3.1%
Alphabet, Class A (4) 48,773 6,641
Alphabet, Class C (4) 444,376 61,035
Meta Platforms, Class A (4) 79,044 23,388
NAVER (KRW)  10,624 1,720

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tencent Holdings (HKD)  23,000 953
Vimeo (4) 118,967 474
Z Holdings (JPY)  468,500 1,407
95,618
Media 0.2%
CyberAgent (JPY)  253,000 1,610
WPP (GBP)  358,785 3,478
5,088
Wireless Telecommunication Services 0.5%
T-Mobile U.S. (4) 105,302 14,348
Vodafone Group, ADR  212,155 1,977
16,325
Total Communication Services 134,732
CONSUMER DISCRETIONARY 7.0%
Automobile Components 0.4%
Autoliv, SDR (SEK)  31,083 3,032
Denso (JPY)  50,800 3,467
Dowlais Group (GBP) (4) 550,671 790
Magna International  58,856 3,462
Stanley Electric (JPY)  64,300 1,128
11,879
Automobiles 0.8%
General Motors  33,857 1,135
Honda Motor (JPY)  40,800 1,318
Rivian Automotive, Class A (4) 51,069 1,161
Suzuki Motor (JPY)  56,200 2,208
Tesla (4) 50,471 13,026
Toyota Motor (JPY)  348,500 6,004
24,852
Broadline Retail 2.2%
Alibaba Group Holding, ADR (4) 11,589 1,077
Amazon.com (4) 436,112 60,188
Kohl's  15,808 421
Next (GBP)  34,370 3,037
Ollie's Bargain Outlet Holdings (4) 32,113 2,475
Savers Value Village (4) 8,200 203
67,401
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (4) 15,550 1,468
Clear Secure, Class A  46,661 1,014
Duolingo (4) 8,049 1,185
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(5) 13,478 1

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Service Corp International  28,447 1,795
Strategic Education  12,778 990
6,453
Hotels, Restaurants & Leisure 1.6%
Amadeus IT Group, Class A (EUR)  39,909 2,738
BJ's Restaurants (4) 25,558 752
Booking Holdings (4) 4,410 13,693
CAVA Group (4) 989 44
CAVA Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $703 (4)
(5) 73,269 3,254
Chipotle Mexican Grill (4) 2,172 4,185
Chuy's Holdings (4) 20,640 786
Compass Group (GBP)  199,463 5,030
DoorDash, Class A (4) 13,193 1,110
Dutch Bros, Class A (4) 9,363 277
Hilton Worldwide Holdings  31,983 4,754
Jack in the Box  5,500 442
Marriott Vacations Worldwide  2,784 303
McDonald's  32,634 9,175
Papa John's International  25,334 1,918
Red Rock Resorts, Class A  14,330 629
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (4)(5)(6)(7) 90,236 489
Wyndham Hotels & Resorts  10,918 823
50,402
Household Durables 0.3%
Installed Building Products  3,600 521
Panasonic Holdings (JPY)  257,200 2,960
Persimmon (GBP)  99,367 1,340
Skyline Champion (4) 16,189 1,154
Sony Group (JPY)  51,800 4,309
10,284
Specialty Retail 1.1%
AutoZone (4) 1,300 3,291
Bath & Body Works  17,400 641
Burlington Stores (4) 12,044 1,954
Caleres  21,800 625
Carvana (4) 23,000 1,158
Farfetch, Class A (4) 63,965 182
Five Below (4) 4,018 691
Floor & Decor Holdings, Class A (4) 3,100 309
Home Depot  5,540 1,830
Kingfisher (GBP)  1,289,198 3,820
Monro  24,879 815

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
O'Reilly Automotive (4) 4,518 4,246
RH (4) 1,601 585
Ross Stores  23,293 2,837
TJX  39,950 3,695
Ulta Beauty (4) 15,602 6,475
Warby Parker, Class A (4) 55,446 666
Zalando (EUR) (4) 47,195 1,467
35,287
Textiles, Apparel & Luxury Goods 0.4%
Dr. Martens (GBP)  251,300 499
Kering (EUR)  5,435 2,906
Lululemon Athletica (4) 5,661 2,158
Moncler (EUR)  48,158 3,263
NIKE, Class B  15,069 1,533
Samsonite International (HKD) (4) 502,800 1,683
Skechers USA, Class A (4) 17,282 870
12,912
Total Consumer Discretionary 219,470
CONSUMER STAPLES 4.8%
Beverages 0.8%
Boston Beer, Class A (4) 4,198 1,534
Coca-Cola  125,598 7,515
Coca-Cola Consolidated  1,089 761
Diageo (GBP)  116,037 4,752
Heineken (EUR)  43,505 4,229
Kirin Holdings (JPY)  103,800 1,457
PepsiCo  21,103 3,755
24,003
Consumer Staples Distribution & Retail 0.7%
Dollar General  16,870 2,336
Seven & i Holdings (JPY)  102,900 4,222
Target  23,532 2,978
Walmart  61,299 9,968
Welcia Holdings (JPY) (8) 44,600 821
20,325
Food Products 1.5%
Barry Callebaut (CHF)  1,199 2,089
General Mills  60,362 4,084
Hershey  23,407 5,029
Kraft Heinz  26,009 861
Mondelez International, Class A  189,494 13,504
Nestle (CHF)  126,832 15,250
Post Holdings (4) 13,580 1,218

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simply Good Foods (4) 12,300 444
TreeHouse Foods (4) 11,568 538
Utz Brands  47,932 740
Wilmar International (SGD)  1,103,100 3,084
46,841
Household Products 0.7%
Colgate-Palmolive  91,679 6,736
Procter & Gamble  94,054 14,516
21,252
Personal Care Products 0.8%
BellRing Brands (4) 52,475 2,178
Kenvue  383,671 8,844
L'Oreal (EUR)  10,535 4,627
Oddity Tech, Class A (4) 3,402 141
Unilever (GBP)  167,876 8,573
24,363
Tobacco 0.3%
Philip Morris International  96,608 9,280
9,280
Total Consumer Staples 146,064
ENERGY 3.2%
Energy Equipment & Services 0.7%
Cactus, Class A  10,801 576
ChampionX  23,187 837
Expro Group Holdings (4) 20,906 492
Halliburton  170,957 6,602
Liberty Energy, Class A  61,243 977
NexTier Oilfield Solutions (4) 98,867 1,049
NOV  57,100 1,207
Schlumberger  191,629 11,298
23,038
Oil, Gas & Consumable Fuels 2.5%
Chevron  54,781 8,825
ConocoPhillips  37,100 4,416
Devon Energy  65,020 3,322
Diamondback Energy  28,485 4,323
EQT  239,616 10,356
Equinor (NOK)  224,547 6,896
Exxon Mobil  57,209 6,361
Kimbell Royalty Partners  23,307 358
Kinder Morgan  255,884 4,406
Magnolia Oil & Gas, Class A  54,108 1,234
Range Resources  185,200 5,997

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shell, ADR  62,906 3,906
Southwestern Energy (4) 192,800 1,307
TotalEnergies (EUR) (8) 126,509 7,936
Williams  179,002 6,181
75,824
Total Energy 98,862
FINANCIALS 11.5%
Banks 3.7%
ANZ Group Holdings (AUD)  127,380 2,080
Bank of America  457,634 13,120
BankUnited  23,934 628
Blue Foundry Bancorp (4) 16,017 148
BNP Paribas (EUR)  54,818 3,545
Cadence Bank  33,436 765
Capitol Federal Financial  72,416 411
Columbia Banking System  38,700 793
CRB Group, Acquisition Date: 4/14/22, Cost $64 (4)(5)(7) 605 47
CrossFirst Bankshares (4) 29,098 313
DBS Group Holdings (SGD)  103,356 2,544
Dime Community Bancshares  24,014 512
DNB Bank (NOK)  283,356 5,601
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (4)(5)(7) 5,570 111
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (4)(5)(7) 2,736 55
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(5)(7) 831 9
East West Bancorp  35,343 1,956
Eastern Bankshares  39,500 532
Equity Bancshares, Class A  15,184 380
Erste Group Bank (EUR)  36,057 1,286
FB Financial  23,032 700
First Bancshares  20,820 591
Five Star Bancorp  15,178 332
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (4)(5)(7) 9,254 22
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(5)(7) 1,736 —
HarborOne Bancorp  2,292 23
HDFC Bank (INR)  147,770 2,808
Heritage Commerce  60,533 525
Home BancShares  29,298 650
ING Groep (EUR)  465,197 6,591
Intesa Sanpaolo (EUR)  728,548 1,945
JPMorgan Chase  138,250 20,230

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kearny Financial  32,148 238
Live Oak Bancshares  25,948 839
Lloyds Banking Group (GBP)  4,785,838 2,557
Mitsubishi UFJ Financial Group (JPY)  445,700 3,556
National Bank of Canada (CAD)  63,682 4,438
Origin Bancorp  24,591 755
Pacific Premier Bancorp  22,807 525
Pinnacle Financial Partners  14,718 980
PNC Financial Services Group  46,968 5,670
Popular  8,453 577
SouthState  15,287 1,105
Standard Chartered (GBP)  211,475 1,903
Sumitomo Mitsui Trust Holdings (JPY)  38,758 1,452
Svenska Handelsbanken, Class A (SEK)  380,577 3,175
Texas Capital Bancshares (4) 10,971 685
U.S. Bancorp  111,028 4,056
United Overseas Bank (SGD)  185,400 3,895
Veritex Holdings  24,172 455
Wells Fargo  157,001 6,482
Western Alliance Bancorp  14,221 711
113,307
Capital Markets 1.3%
Bridgepoint Group (GBP)  423,310 934
Brookfield (CAD)  71,400 2,437
Cboe Global Markets  36,014 5,392
Charles Schwab  24,360 1,441
CME Group  7,900 1,601
Goldman Sachs Group  28,051 9,193
Julius Baer Group (CHF)  43,418 3,014
LPL Financial Holdings  19,971 4,605
Macquarie Group (AUD)  21,938 2,508
Morgan Stanley  25,252 2,150
MSCI  1,106 601
P10, Class A  47,090 568
S&P Global  6,233 2,436
StepStone Group, Class A  25,910 800
TMX Group (CAD)  32,445 718
XP, Class A (4) 54,265 1,375
39,773
Consumer Finance 0.2%
American Express  30,023 4,743
Encore Capital Group (4) 11,847 555
PRA Group (4) 22,580 440
5,738

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services 2.7%
Adyen (EUR) (4) 1,741 1,454
Affirm Holdings (4) 14,984 312
ANT Group, Acquisition Date: 8/14/23, Cost $370 (4)(5)(7) 370,385 363
Berkshire Hathaway, Class B (4) 44,617 16,071
Block, Class A (4) 11,358 655
Challenger (AUD)  216,063 947
Corebridge Financial  89,100 1,589
Element Fleet Management (CAD)  286,928 4,410
Essent Group  7,524 378
Fiserv (4) 82,897 10,063
FleetCor Technologies (4) 7,815 2,123
Mastercard, Class A  30,382 12,537
Mitsubishi HC Capital (JPY)  233,400 1,516
PennyMac Financial Services  26,990 1,937
Toast, Class A (4) 35,881 795
Visa, Class A  114,238 28,066
83,216
Insurance 3.6%
AIA Group (HKD)  444,400 4,021
Allstate  62,806 6,771
Assurant  11,737 1,635
AXA (EUR)  240,803 7,235
Axis Capital Holdings  29,116 1,597
Chubb  66,658 13,390
Definity Financial (CAD)  43,329 1,192
First American Financial  13,200 814
Hanover Insurance Group  9,170 979
Hartford Financial Services Group  83,481 5,996
Kemper  13,321 626
Marsh & McLennan  16,195 3,158
MetLife  210,308 13,321
Munich Re (EUR)  21,592 8,381
Ping An Insurance Group, Class H (HKD)  165,000 988
Progressive  107,404 14,335
Sampo, Class A (EUR)  86,573 3,800
Selective Insurance Group  25,322 2,512
Storebrand (NOK)  328,634 2,633
Sun Life Financial (CAD)  77,704 3,790
Tokio Marine Holdings (JPY)  189,100 4,173
Travelers  28,645 4,619
White Mountains Insurance Group  330 524

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zurich Insurance Group (CHF)  9,964 4,672
111,162
Total Financials 353,196
HEALTH CARE 10.4%
Biotechnology 1.3%
Abcam, ADR (4) 67,544 1,528
Agios Pharmaceuticals (4) 10,146 278
Amgen  35,098 8,997
Apellis Pharmaceuticals (4) 26,295 1,110
Arcellx (4) 9,100 326
Argenx, ADR (4) 3,657 1,838
Ascendis Pharma, ADR (4) 11,962 1,173
Avid Bioservices (4) 42,889 506
Blueprint Medicines (4) 16,597 828
Cerevel Therapeutics Holdings (4) 12,958 307
Crinetics Pharmaceuticals (4) 12,800 222
CRISPR Therapeutics (4) 6,845 342
Cytokinetics (4) 13,400 468
Generation Bio (4) 24,651 118
Genmab (DKK) (4) 4,070 1,559
HilleVax (4) 8,797 117
Icosavax (4) 20,956 162
Immatics (4) 17,227 204
Insmed (4) 50,632 1,108
Ionis Pharmaceuticals (4) 17,400 701
Karuna Therapeutics (4) 5,437 1,021
Kymera Therapeutics (4) 5,864 112
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $5 (4)(5) 400 1
MacroGenics (4) 30,511 142
MoonLake Immunotherapeutics (4) 9,287 535
Morphic Holding (4) 5,542 305
MorphoSys, ADR (4) 53,426 401
Nkarta (4) 22,996 40
Prothena (4) 7,731 408
RAPT Therapeutics (4) 11,166 213
Regeneron Pharmaceuticals (4) 9,056 7,485
Relay Therapeutics (4) 10,788 110
Repare Therapeutics (4) 9,774 95
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(5) 2,126 5
Vaxcyte (4) 11,740 610
Vertex Pharmaceuticals (4) 15,633 5,446
Verve Therapeutics (4) 12,620 162
Xencor (4) 17,911 394

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (4) 11,791 313
39,690
Health Care Equipment & Supplies 1.5%
Alcon (CHF)  26,315 2,196
Align Technology (4) 1,790 663
Becton Dickinson & Company  19,656 5,493
Elekta, Class B (SEK) (8) 242,321 1,731
Embecta  10,957 201
EssilorLuxottica (EUR)  16,079 3,022
GE HealthCare Technologies  56,148 3,956
ICU Medical (4) 7,293 1,058
Intuitive Surgical (4) 22,400 7,004
Koninklijke Philips (EUR) (4)(8) 143,894 3,234
Masimo (4) 8,800 1,006
Medtronic  32,300 2,632
Neogen (4) 50,950 1,178
Outset Medical (4) 35,503 483
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (4)(5)(7) 70,144 28
Penumbra (4) 710 188
PROCEPT BioRobotics (4) 36,045 1,229
QuidelOrtho (4) 11,695 963
Siemens Healthineers (EUR)  80,269 4,018
STERIS  16,900 3,880
Stryker  9,441 2,677
Teleflex  2,808 597
47,437
Health Care Providers & Services 3.1%
Alignment Healthcare (4) 69,521 406
Cencora  89,722 15,789
dentalcorp Holdings (CAD) (4) 30,246 149
Elevance Health  51,832 22,910
Fresenius (EUR)  87,024 2,790
Guardant Health (4) 15,906 622
HCA Healthcare  14,789 4,101
Humana  13,289 6,135
ModivCare (4) 7,795 250
Molina Healthcare (4) 22,131 6,863
NeoGenomics (4) 58,098 873
Option Care Health (4) 17,516 610
Pennant Group (4) 12,685 152
Privia Health Group (4) 51,109 1,342
Quest Diagnostics  30,982 4,074
Tenet Healthcare (4) 23,200 1,800
U.S. Physical Therapy  8,013 808

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  52,010 24,787
94,461
Health Care Technology 0.1%
Certara (4) 27,021 437
Doximity, Class A (4) 13,654 325
Veeva Systems, Class A (4) 5,760 1,202
1,964
Life Sciences Tools & Services 1.2%
10X Genomics, Class A (4) 9,700 503
Adaptive Biotechnologies (4) 11,585 78
Agilent Technologies  35,473 4,295
Bruker  21,836 1,432
Danaher  31,414 8,325
Evotec (EUR) (4) 51,237 1,201
Olink Holding, ADR (4) 22,052 365
Pacific Biosciences of California (4) 73,747 832
Repligen (4) 2,415 420
Thermo Fisher Scientific  36,342 20,246
37,697
Pharmaceuticals 3.2%
Astellas Pharma (JPY)  369,100 5,585
AstraZeneca, ADR  188,236 12,766
Bayer (EUR)  68,466 3,746
Catalent (4) 17,302 865
Eli Lilly  37,436 20,747
GSK, ADR  69,605 2,445
Johnson & Johnson  33,053 5,344
Merck  109,644 11,949
Novartis (CHF)  77,457 7,795
Novo Nordisk, Class B (DKK)  33,748 6,225
Otsuka Holdings (JPY)  60,700 2,306
Roche Holding (CHF)  27,220 7,989
Sanofi (EUR)  82,047 8,738
Structure Therapeutics, ADR (4) 11,564 326
Ventyx Biosciences (4) 6,700 225
Zoetis  14,594 2,780
99,831
Total Health Care 321,080
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 0.8%
Bombardier, Class B (CAD) (4) 8,400 343
Cadre Holdings  12,633 334
General Dynamics  31,556 7,152

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
L3Harris Technologies  25,933 4,618
Melrose Industries (GBP)  521,933 3,376
Northrop Grumman  3,856 1,670
Parsons (4) 26,112 1,489
Safran (EUR)  23,028 3,690
TransDigm Group (4) 1,275 1,152
23,824
Building Products 0.4%
AZZ  27,409 1,346
Carrier Global  140,863 8,093
CSW Industrials  6,544 1,175
Zurn Elkay Water Solutions  31,017 919
11,533
Commercial Services & Supplies 0.1%
Casella Waste Systems, Class A (4) 10,797 851
Cintas  1,665 839
Rentokil Initial (GBP)  152,421 1,161
Stericycle (4) 15,425 682
Tetra Tech  4,635 729
4,262
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (4) 8,259 339
Worley (AUD)  263,928 2,967
3,306
Electrical Equipment 1.0%
ABB (CHF)  137,189 5,217
AMETEK  64,004 10,209
Eaton  11,523 2,655
Hubbell  5,037 1,642
Legrand (EUR)  42,265 4,164
Mitsubishi Electric (JPY)  324,700 4,230
Prysmian (EUR)  86,676 3,541
Thermon Group Holdings (4) 11,597 319
31,977
Ground Transportation 1.1%
Central Japan Railway (JPY)  14,200 1,821
Convoy, Warrants, 03/15/33, Acquisition Date: 3/24/23,
Cost $— (4)(5)(7) 2,317 —
CSX  393,908 11,896
Landstar System  4,368 829
Norfolk Southern  11,007 2,256
Old Dominion Freight Line  18,503 7,908
Saia (4) 4,962 2,115

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Union Pacific  26,733 5,896
32,721
Industrial Conglomerates 1.0%
DCC (GBP)  36,556 2,000
General Electric  101,807 11,653
Roper Technologies  6,912 3,450
Siemens (EUR)  94,629 14,216
31,319
Machinery 1.7%
Caterpillar  6,700 1,884
Crane  6,200 565
Cummins  39,308 9,042
Deere  3,000 1,233
Dover  6,573 975
Enerpac Tool Group  41,490 1,087
EnPro Industries  5,400 737
Esab  9,632 695
ESCO Technologies  9,016 965
Federal Signal  27,282 1,663
Graco  13,167 1,039
Helios Technologies  17,419 1,008
IDEX  20,286 4,593
Ingersoll Rand  44,482 3,096
John Bean Technologies  10,099 1,110
KION Group (EUR)  43,218 1,725
Marel (ISK)  51,164 187
Mueller Water Products, Class A  65,115 920
RBC Bearings (4) 7,536 1,737
Sandvik (SEK)  136,155 2,575
SMC (JPY)  2,700 1,313
SPX Technologies (4) 20,881 1,650
THK (JPY)  67,300 1,229
Toro  6,257 640
Westinghouse Air Brake Technologies  89,292 10,047
51,715
Passenger Airlines 0.0%
Allegiant Travel  8,174 726
726
Professional Services 0.7%
Booz Allen Hamilton Holding  44,503 5,043
Broadridge Financial Solutions  23,956 4,461
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (4)(5)(7) 11,790 64
Clarivate (4) 76,524 568
Legalzoom.com (4) 24,669 281

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paycor HCM (4) 36,124 848
Recruit Holdings (JPY)  82,100 2,925
TechnoPro Holdings (JPY)  93,600 2,295
Teleperformance (EUR)  11,391 1,574
Verisk Analytics  14,444 3,499
21,558
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  53,204 3,712
Beacon Roofing Supply (4) 15,519 1,239
Bunzl (GBP)  61,046 2,186
Mitsubishi (JPY)  59,800 2,950
Rush Enterprises, Class A  20,161 835
SiteOne Landscape Supply (4) 10,692 1,830
Sumitomo (JPY)  155,900 3,206
15,958
Total Industrials & Business Services 228,899
INFORMATION TECHNOLOGY 15.2%
Communications Equipment 0.1%
Infinera (4) 34,073 159
LM Ericsson, Class B (SEK)  546,155 2,803
2,962
Electronic Equipment, Instruments & Components 1.0%
Amphenol, Class A  72,627 6,419
CTS  23,027 1,028
Hamamatsu Photonics (JPY)  45,800 2,119
Largan Precision (TWD)  12,000 771
Littelfuse  4,857 1,297
Mirion Technologies (4) 124,246 1,061
Murata Manufacturing (JPY)  48,900 2,736
Napco Security Technologies  16,983 421
Novanta (4) 5,762 962
Omron (JPY)  30,800 1,486
PAR Technology (4) 43,220 1,879
TE Connectivity  60,894 8,062
Teledyne Technologies (4) 4,490 1,878
Vontier  31,388 986
31,105
IT Services 0.6%
Accenture, Class A  20,281 6,566
MongoDB (4) 7,027 2,679
NTT Data Group (JPY) (8) 321,400 4,322
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $22 (4)(5)
(7) 458 33

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shopify, Class A (4) 44,171 2,937
Snowflake, Class A (4) 5,876 922
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (4)(5)(7) 2,720 49
17,508
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices (4) 28,698 3,034
Analog Devices  41,244 7,497
Applied Materials  79,599 12,160
ASML Holding (EUR)  13,091 8,608
ASML Holding  8,019 5,297
Broadcom  13,127 12,115
Credo Technology Group Holding (4) 33,997 560
Entegris  17,202 1,742
KLA  12,850 6,449
Lam Research  12,547 8,813
Lattice Semiconductor (4) 20,342 1,978
MACOM Technology Solutions Holdings (4) 15,300 1,294
Marvell Technology  22,523 1,312
Micron Technology  156,163 10,922
Monolithic Power Systems  5,081 2,648
NVIDIA  103,204 50,936
NXP Semiconductors  80,952 16,653
Onto Innovation (4) 12,882 1,790
QUALCOMM  20,500 2,348
Renesas Electronics (JPY) (4) 124,800 2,079
SiTime (4) 3,500 464
Taiwan Semiconductor Manufacturing (TWD)  524,759 9,017
Taiwan Semiconductor Manufacturing, ADR  16,329 1,528
Texas Instruments  51,449 8,647
Tokyo Electron (JPY)  23,600 3,505
181,396
Software 5.0%
Adobe (4) 2,586 1,446
Agilysys (4) 11,600 818
Amplitude, Class A (4) 59,445 694
Atlassian, Class A (4) 8,262 1,686
Autodesk (4) 16,503 3,663
BILL Holdings (4) 12,855 1,482
Braze, Class A (4) 6,200 287
Cadence Design Systems (4) 14,594 3,509
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (4)(5)(7) 480 512
Confluent, Class A (4) 19,735 653
Crowdstrike Holdings, Class A (4) 4,587 748
Datadog, Class A (4) 8,257 797
Descartes Systems Group (4) 21,165 1,587

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DoubleVerify Holdings (4) 43,119 1,458
Envestnet (4) 14,695 803
Five9 (4) 19,826 1,435
Fortinet (4) 8,094 487
Gusto, Acquisition Date: 10/4/21, Cost $265 (4)(5)(7) 9,216 142
Intuit  11,259 6,100
Manhattan Associates (4) 4,666 945
Microsoft  304,810 99,905
Salesforce (4) 6,600 1,462
SAP (EUR)  40,548 5,657
ServiceNow (4) 17,498 10,303
Socure, Acquisition Date: 12/22/21, Cost $46 (4)(5)(7) 2,872 16
Synopsys (4) 11,886 5,454
Workiva (4) 14,093 1,576
153,625
Technology Hardware, Storage & Peripherals 2.6%
Apple  397,113 74,606
Samsung Electronics (KRW)  108,391 5,482
80,088
Total Information Technology 466,684
MATERIALS 2.3%
Chemicals 1.3%
Air Liquide (EUR)  25,831 4,667
Akzo Nobel (EUR)  34,814 2,826
Asahi Kasei (JPY)  259,900 1,678
BASF (EUR)  49,760 2,519
Covestro (EUR) (4) 49,458 2,626
Element Solutions  112,881 2,328
HB Fuller  7,126 517
Johnson Matthey (GBP)  92,932 1,916
Linde  30,744 11,899
Nutrien  48,557 3,075
Quaker Chemical  6,289 1,116
Sherwin-Williams  7,667 2,083
Tosoh (JPY)  27,000 349
Umicore (EUR)  73,375 1,944
39,543
Construction Materials 0.0%
Martin Marietta Materials  2,300 1,027
1,027
Containers & Packaging 0.0%
Amcor, CDI (AUD)  97,971 955
955

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.9%
Antofagasta (GBP)  149,973 2,747
BHP Group (AUD)  80,794 2,323
BHP Group (GBP)  111,512 3,206
Compass Minerals International  9,700 292
Constellium (4) 82,949 1,493
ERO Copper (CAD) (4) 22,165 459
Franco-Nevada  9,600 1,382
Freeport-McMoRan  73,700 2,941
Haynes International  16,171 789
IGO (AUD)  606,666 5,414
South32 (AUD)  730,548 1,593
Southern Copper  52,593 4,242
Wheaton Precious Metals  45,400 1,979
28,860
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  195,681 2,488
West Fraser Timber (CAD)  5,658 428
2,916
Total Materials 73,301
REAL ESTATE 1.3%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  11,418 379
379
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  13,447 2,415
Prologis, REIT  22,366 2,778
Rexford Industrial Realty, REIT  24,926 1,333
Terreno Realty, REIT  10,056 612
7,138
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  215,680 1,146
1,146
Real Estate Management & Development 0.3%
Altus Group (CAD)  8,693 335
DigitalBridge Group  26,006 453
FirstService  17,563 2,654
Mitsui Fudosan (JPY)  180,300 3,947
Tricon Residential  84,435 716
8,105
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  91,351 6,117

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagship Communities REIT  15,411 246
Independence Realty Trust, REIT  51,748 871
7,234
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  1,391,750 2,467
2,467
Specialized Real Estate Investment Trusts 0.5%
CubeSmart, REIT  32,007 1,335
Extra Space Storage, REIT  10,868 1,398
Public Storage, REIT  30,138 8,330
Weyerhaeuser, REIT  86,816 2,843
13,906
Total Real Estate 40,375
UTILITIES 1.4%
Electric Utilities 0.8%
Constellation Energy  108,706 11,323
Evergy  27,268 1,499
FirstEnergy  29,436 1,062
IDACORP  13,116 1,257
MGE Energy  6,711 486
NextEra Energy  68,519 4,577
NRG Energy  17,747 666
Southern  49,470 3,351
24,221
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  258,000 967
Chesapeake Utilities  11,275 1,241
ONE Gas  6,763 490
Southwest Gas Holdings  22,017 1,364
4,062
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY) (8) 99,300 1,547
NextEra Energy Partners  15,107 753
2,300
Multi-Utilities 0.4%
Ameren  9,320 739
Engie (EUR)  376,779 6,068
National Grid (GBP)  313,453 3,912
10,719

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.0%
California Water Service Group  14,204 714
714
Total Utilities 42,016
Total Miscellaneous Common Stocks  0.1% (9) 2,221
Total Common Stocks (Cost $1,354,151) 2,126,900
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $16 (4)
(5)(7) 16,077 16
Total Convertible Bonds (Cost $16) 16
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (4)(5)(6)
(7) 17,718 96
96
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (4)(5)(7) 41,545 77
77
Total Consumer Discretionary 173
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221 (4)(5)(7) 11,951 190
Total Consumer Staples 190
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224 (4)(5)(7) 2,133 165
Total Financials 165
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (4)(5)(7) 38,898 208
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (4)(5)(7) 22,236 119
327

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (4)(5)(7) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (4)(5)(7) 92,428 101
101
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (4)(5)(7) 10,046 90
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (4)(5)(7) 14,444 42
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160 (4)(5)(7) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (4)(5)(7) 5,896 358
1,205
Total Health Care 1,753
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (4)(5)(7) 2,868 92
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (4)(5)(7) 50,717 255
347
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (4)(5)(7) 9,815 176
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (4)(5)(7) 3,669 66
242
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (4)(5)(7) 6,676 33
33
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148 (4)(5)(7) 20,804 59
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223 (4)(5)(7) 16,522 66
125
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (4)(5)(7) 14,736 79
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (4)(5)(7) 26,046 141
220
Total Industrials & Business Services 967

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (4)(5)(7) 6,732 81
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (4)(5)(7) 2,367 29
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(5)(7) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (4)(5)
(7) 3,321 242
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (4)(5)
(7) 204 15
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (4)(5)(7) 610 11
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(5)(7) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2 (4)
(5)(7) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (4)(5)(7) 7,740 138
519
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (4)(5)(7) 30 32
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(5)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (4)(5)(7) 4,398 322
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (4)(5)
(7) 10,416 762
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (4)(5)(7) 12,516 192
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271 (4)
(5)(7) 20,748 129
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (4)(5)(7) 5,932 37
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (4)(5)(7) 23,436 120
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127 (4)(5)(7) 20,060 171
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (4)(5)(7) 1,875 16
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (4)(5)(7) 3,491 19
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (4)(5)(7) 2,865 16
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (4)(5)(7) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (4)(5)(7) 6,640 36
1,854
Total Information Technology 2,373

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (4)(5)(7) 3,356 160
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (4)(5)(7) 5,247 107
267
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (4)(5)(7) 5,255 225
225
Total Materials 492
Total Convertible Preferred Stocks (Cost $6,880) 6,113
CORPORATE BONDS 1.6%
AbbVie, 3.20%, 11/21/29  1,105,000 996
AbbVie, 4.05%, 11/21/39  355,000 305
AbbVie, 4.875%, 11/14/48  292,000 269
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 216
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 433
Alexandria Real Estate Equities, 3.375%, 8/15/31  255,000 220
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 47
Ally Financial, 4.75%, 6/9/27  565,000 528
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  94,000 83
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  210,000 214
Aon, 2.80%, 5/15/30  80,000 69
AT&T, 3.50%, 9/15/53  585,000 383
Baltimore Gas & Electric, 5.40%, 6/1/53  105,000 104
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (8)(10) 185,000 209
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (10) 200,000 198
Banco Santander, 6.921%, 8/8/33  200,000 200
Bank of America, 3.248%, 10/21/27  475,000 442
Bank of America, VR, 1.898%, 7/23/31 (10) 1,635,000 1,287
Bank of America, VR, 1.922%, 10/24/31 (10) 460,000 360
Bank of America, VR, 2.592%, 4/29/31 (10) 10,000 8
Bank of America, VR, 3.419%, 12/20/28 (10) 25,000 23
Bank of America, VR, 3.559%, 4/23/27 (10) 90,000 85
Bank of America, VR, 4.271%, 7/23/29 (10) 330,000 310
Barclays, VR, 5.501%, 8/9/28 (10) 200,000 195
Barclays, VR, 6.224%, 5/9/34 (10) 200,000 197
BAT Capital, 7.079%, 8/2/43  110,000 109
BAT Capital, 7.081%, 8/2/53  170,000 167
BAT International Finance, 1.668%, 3/25/26  35,000 32

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 99
Becton Dickinson & Company, 3.70%, 6/6/27  140,000 133
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 65
Becton Dickinson & Company, 4.669%, 6/6/47  320,000 283
Berkshire Hathaway Finance, 2.50%, 1/15/51  320,000 199
Berkshire Hathaway Finance, 2.85%, 10/15/50  105,000 70
Berkshire Hathaway Finance, 3.85%, 3/15/52  105,000 83
BNP Paribas, VR, 3.052%, 1/13/31 (1)(10) 375,000 316
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 170
Boardwalk Pipelines, 4.45%, 7/15/27  20,000 19
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 250
Boeing, 5.805%, 5/1/50  30,000 29
Booz Allen Hamilton, 5.95%, 8/4/33  95,000 96
Boston Gas, 6.119%, 7/20/53 (1) 75,000 74
Brixmor Operating Partnership, 4.05%, 7/1/30  125,000 113
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 458
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 260,000 258
Capital One Financial, VR, 2.359%, 7/29/32 (10) 345,000 246
Capital One Financial, VR, 3.273%, 3/1/30 (10) 130,000 111
Capital One Financial, VR, 5.247%, 7/26/30 (10) 75,000 71
Capital One Financial, VR, 5.468%, 2/1/29 (10) 410,000 396
Carvana, 10.25%, 5/1/30 (1) 1,295,000 1,013
CBRE Services, 5.95%, 8/15/34  220,000 217
Celanese U.S. Holdings, 6.05%, 3/15/25  36,000 36
Celanese U.S. Holdings, 6.35%, 11/15/28  95,000 95
Centene, 2.50%, 3/1/31  260,000 207
Centene, 2.625%, 8/1/31  685,000 545
Charter Communications Operating, 5.125%, 7/1/49  85,000 65
Charter Communications Operating, 6.484%, 10/23/45  50,000 46
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 69
Citigroup, VR, 3.07%, 2/24/28 (10) 280,000 256
Citigroup, VR, 3.106%, 4/8/26 (10) 110,000 105
Citigroup, VR, 5.61%, 9/29/26 (10) 315,000 314
Citigroup, VR, 6.174%, 5/25/34 (10) 100,000 100
CNO Financial Group, 5.25%, 5/30/25  79,000 77
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 150,000 151
Comcast, 3.25%, 11/1/39  300,000 231
Corebridge Financial, 3.90%, 4/5/32  80,000 70
Credit Suisse, 1.25%, 8/7/26  280,000 245
Crown Castle, 2.25%, 1/15/31  585,000 469
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 337
CSL Finance, 4.05%, 4/27/29 (1) 135,000 128
CVS Health, 3.25%, 8/15/29  75,000 67
CVS Health, 5.05%, 3/25/48  491,000 432
CVS Health, 5.625%, 2/21/53  225,000 213
CVS Health, 5.875%, 6/1/53  125,000 122

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 260,000 249
Danske Bank, VR, 3.773%, 3/28/25 (1)(10) 200,000 196
Danske Bank, VR, 4.298%, 4/1/28 (1)(10) 230,000 216
Duke Energy, 5.00%, 8/15/52  585,000 512
Duke Energy Indiana, 5.40%, 4/1/53  90,000 87
Edison International, 4.95%, 4/15/25  15,000 15
EDP Finance, 6.30%, 10/11/27 (1) 200,000 205
Elevance Health, 5.125%, 2/15/53  115,000 108
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 208
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  465,000 442
Enterprise Products Operating, 3.20%, 2/15/52  150,000 101
Equifax, 5.10%, 12/15/27  170,000 168
Equitable Holdings, 4.35%, 4/20/28  525,000 496
Exelon, 5.60%, 3/15/53  170,000 163
Fifth Third Bancorp, 2.375%, 1/28/25  50,000 48
Fifth Third Bancorp, 2.55%, 5/5/27  25,000 22
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 75
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (10) 75,000 70
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 120,000 121
Georgia Power, 4.95%, 5/17/33  240,000 232
GLP Capital, 3.35%, 9/1/24  60,000 58
Goldman Sachs Group, VR, 2.615%, 4/22/32 (10) 780,000 631
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 275,000 257
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 315,000 302
Hasbro, 3.55%, 11/19/26  60,000 56
HCA, 2.375%, 7/15/31  100,000 79
HCA, 3.125%, 3/15/27  115,000 106
HCA, 3.375%, 3/15/29  45,000 40
HCA, 3.50%, 9/1/30  199,000 173
HCA, 5.375%, 9/1/26  95,000 94
HCA, 5.875%, 2/15/26  85,000 85
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 71
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 234
HSBC Holdings, VR, 4.755%, 6/9/28 (10) 285,000 273
HSBC Holdings, VR, 5.21%, 8/11/28 (10) 245,000 239
HSBC Holdings, VR, 6.254%, 3/9/34 (10) 380,000 385
Humana, 4.875%, 4/1/30  230,000 223
Humana, 5.50%, 3/15/53  425,000 411
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 70
Indiana Michigan Power, 5.625%, 4/1/53  20,000 20
Intercontinental Exchange, 4.35%, 6/15/29  250,000 240
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 220,000 218
JPMorgan Chase, VR, 1.578%, 4/22/27 (10) 210,000 189
JPMorgan Chase, VR, 2.182%, 6/1/28 (10) 295,000 262

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 70,000 59
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 110,000 94
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 430,000 366
JPMorgan Chase, VR, 3.54%, 5/1/28 (10) 120,000 112
KBC Group, VR, 5.796%, 1/19/29 (1)(10) 460,000 454
Kilroy Realty, 3.45%, 12/15/24  470,000 452
Las Vegas Sands, 3.50%, 8/18/26  95,000 88
Lowe's, 4.25%, 4/1/52  140,000 110
Lowe's, 5.625%, 4/15/53  80,000 78
Lowe's, 5.75%, 7/1/53  80,000 79
LSEGA Financing, 2.00%, 4/6/28 (1) 750,000 646
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 165
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 147
Marriott International, 4.90%, 4/15/29  55,000 54
Marriott International, 5.00%, 10/15/27  185,000 183
Mars, 4.75%, 4/20/33 (1) 220,000 216
Marsh & McLennan, 2.25%, 11/15/30  85,000 70
Mattel, 5.875%, 12/15/27 (1) 160,000 156
Merck, 5.00%, 5/17/53  150,000 146
Meta Platforms, 5.60%, 5/15/53  310,000 311
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 150,000 146
Micron Technology, 5.327%, 2/6/29  115,000 113
Micron Technology, 6.75%, 11/1/29  110,000 114
Morgan Stanley, VR, 1.593%, 5/4/27 (10) 120,000 108
Morgan Stanley, VR, 4.431%, 1/23/30 (10) 95,000 90
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 345,000 338
Nasdaq, 6.10%, 6/28/63  65,000 64
Netflix, 4.625%, 5/15/29 (EUR)  290,000 321
NextEra Energy Capital Holdings, 2.44%, 1/15/32  205,000 164
NextEra Energy Capital Holdings, 3.00%, 1/15/52  205,000 130
NextEra Energy Capital Holdings, 5.00%, 7/15/32  70,000 67
NextEra Energy Capital Holdings, 5.25%, 2/28/53  95,000 88
NextEra Energy Capital Holdings, 5.749%, 9/1/25  150,000 150
NiSource, 5.25%, 3/30/28  45,000 45
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 85,000 74
Nordea Bank, 5.375%, 9/22/27 (1) 200,000 198
NRG Energy, 4.45%, 6/15/29 (1) 85,000 75
Occidental Petroleum, 8.875%, 7/15/30  90,000 103
ONEOK, 5.80%, 11/1/30  85,000 85
ONEOK, 6.05%, 9/1/33  130,000 130
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 91
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 159
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 175
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 77
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 77
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 545

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pfizer Investment Enterprises, 4.75%, 5/19/33  150,000 148
Pfizer Investment Enterprises, 5.30%, 5/19/53  145,000 144
Pfizer Investment Enterprises, 5.34%, 5/19/63  220,000 217
Philip Morris International, 5.125%, 2/15/30  150,000 148
Pioneer Natural Resources, 5.10%, 3/29/26  75,000 74
PNC Financial Services Group, 2.55%, 1/22/30  80,000 67
PNC Financial Services Group, VR, 6.037%, 10/28/33 (10) 245,000 248
Public Storage Operating, 5.35%, 8/1/53  50,000 49
Realty Income, 3.95%, 8/15/27  80,000 76
Regency Centers, 3.60%, 2/1/27  660,000 618
Revvity, 1.90%, 9/15/28  185,000 157
Revvity, 2.25%, 9/15/31  100,000 79
Revvity, 3.30%, 9/15/29  59,000 52
Reynolds American, 4.45%, 6/12/25  23,000 22
Rogers Communications, 3.20%, 3/15/27  99,000 92
Rogers Communications, 3.80%, 3/15/32  150,000 128
Rogers Communications, 4.35%, 5/1/49  20,000 15
Rogers Communications, 4.55%, 3/15/52  520,000 402
Ross Stores, 1.875%, 4/15/31  260,000 204
Santander Holdings USA, VR, 2.49%, 1/6/28 (10) 80,000 70
Santander Holdings USA, VR, 6.499%, 3/9/29 (10) 55,000 55
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10) 545,000 495
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 250
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 34
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 184
Sempra, 3.70%, 4/1/29  75,000 69
Southern, 5.20%, 6/15/33  355,000 345
Southern California Edison, 5.70%, 3/1/53  115,000 111
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 167
Sprint Capital, 8.75%, 3/15/32  175,000 208
Standard Chartered, VR, 2.608%, 1/12/28 (1)(10) 615,000 548
Standard Chartered, VR, 3.971%, 3/30/26 (1)(10) 200,000 193
Sutter Health, 5.164%, 8/15/33  75,000 74
Sutter Health, 5.547%, 8/15/53  65,000 66
T-Mobile USA, 5.75%, 1/15/54  465,000 459
Targa Resources Partners, 5.50%, 3/1/30  320,000 307
Targa Resources Partners, 6.875%, 1/15/29  57,000 58
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  25,000 21
Truist Financial, VR, 4.123%, 6/6/28 (10) 260,000 246
UBS Group, 3.75%, 3/26/25  500,000 483
UBS Group, VR, 5.959%, 1/12/34 (1)(10) 240,000 241
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,131
UnitedHealth Group, 4.50%, 4/15/33  225,000 217
UnitedHealth Group, 5.05%, 4/15/53  225,000 214
UnitedHealth Group, 5.875%, 2/15/53  185,000 198
Utah Acquisition Sub, 3.95%, 6/15/26  566,000 535

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utah Acquisition Sub, 5.25%, 6/15/46  25,000 20
Verizon Communications, 2.55%, 3/21/31  289,000 238
Verizon Communications, 2.65%, 11/20/40  220,000 147
Viatris, 3.85%, 6/22/40  175,000 122
Viatris, 4.00%, 6/22/50  115,000 76
Vistra Operations, 5.125%, 5/13/25 (1) 250,000 243
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 785,000 734
Warnermedia Holdings, 3.755%, 3/15/27  365,000 342
Wells Fargo, 4.30%, 7/22/27  175,000 168
Wells Fargo, VR, 2.393%, 6/2/28 (10) 670,000 596
Wells Fargo, VR, 2.572%, 2/11/31 (10) 1,840,000 1,536
Wells Fargo, VR, 2.879%, 10/30/30 (10) 500,000 428
Westlake, 1.625%, 7/17/29 (EUR)  100,000 92
Xcel Energy, 3.40%, 6/1/30  255,000 226
Total Corporate Bonds (Cost $53,011) 48,239
EQUITY MUTUAL FUNDS 12.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 5,357,398 172,401
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 7,699,373 74,145
T. Rowe Price Real Assets Fund - I Class (2) 10,774,755 146,860
Total Equity Mutual Funds (Cost $392,521) 393,406
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
State of Israel, Series 0347, 3.75%, 3/31/47 (ILS)  3,370,000 830
Total Foreign Government Obligations & Municipalities (Cost
$887) 830
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 264,220 201
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.584%, 11/15/34 (1) 135,000 56
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 131,314 112
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M TSFR + 1.114%, 6.424%, 4/15/34 (1) 305,000 304
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.451%, 6/15/27 (1) 205,000 205
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.721%, 10/15/36 (1) 150,000 145

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 7.403%, 3/15/35 (1) 180,000 177
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 262,792 199
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 95
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 76
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 109,242 86
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 28,497 27
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  123,366 117
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 450
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.527%, 10/10/29 (1) 170,000 157
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.402%, 2/25/30  56,825 57
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 121,336 109
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, PRIME +
0.00%, 8.50%, 6/15/34 (1) 360,000 356
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 285,000 182
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 8/1/32 (1) 177,542 173
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 39,884 37
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 14,646 13
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 56,825 50
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 10,860 10
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 430,000 419
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 6.458%, 12/15/36 (1) 225,000 224
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.928%, 7/25/44 (1) 2,814 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.926%, 10/25/50 (1) 160,896 133
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 201,924 153

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 201,444 153
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 91,632 72
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 72
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 46,231 40
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 53,628 47
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.578%, 12/25/50 (1) 158,369 129
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 4,672 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 10,511 10
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.286%, 6/25/50 (1) 159,447 132
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.774%, 8/15/38 (1) 446,771 425
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59 (1) 5,039 5
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M TSFR +
0.947%, 6.258%, 10/15/37 (1) 214,760 214
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 164,056 125
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 114,119 100
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.44%, 4/25/43  73,353 68
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47 (1) 106,999 97
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 23,140 21
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 5,491 5
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 16,470 15
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 5,275 5
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, SOFR30A + 1.964%, 7.252%, 2/25/50 (1) 216,331 217
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.588%, 8/25/33 (1) 116,980 117
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, ARM,
1M TSFR + 1.114%, 6.429%, 10/25/59 (1) 53,368 53

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 211,648 161
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 94
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 121,971 98
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 333
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 537
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 100,000 90
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50 (1) 21,732 18
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 84
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$8,932) 7,867
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  28,959 3,194
Total Consumer Discretionary 3,194
Total Preferred Stocks (Cost $2,438) 3,194
PRIVATE INVESTMENT COMPANIES 2.0%
Blackstone Partners Offshore Fund (4)(7) 27,065 61,846
Total Private Investment Companies (Cost $42,103) 61,846
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.2%
U.S. Government Agency Obligations 1.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  56,703 53
3.00%, 12/1/42 - 2/1/47  288,342 254
3.50%, 8/1/42 - 3/1/46  473,898 434
4.00%, 10/1/40 - 12/1/41  102,049 97
4.50%, 6/1/39 - 5/1/42  142,008 138
5.00%, 1/1/24 - 8/1/40  39,622 40
5.50%, 1/1/40  86 —
6.00%, 3/1/33 - 8/1/38  40,208 41
6.50%, 9/1/32  2,032 2

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 6/1/32  400 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 5.975%, 7/1/35  437 —
12M USD LIBOR + 1.785%, 4.035%, 2/1/37  541 1
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  3,851 4
12M USD LIBOR + 1.915%, 4.29%, 2/1/37  4,098 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  102,514 20
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  225,466 193
2.00%, 8/1/36 - 9/1/52  4,061,639 3,266
2.50%, 7/1/37 - 5/1/52  5,131,756 4,302
3.00%, 5/1/31 - 8/1/52  2,760,599 2,429
3.50%, 6/1/47 - 8/1/52  775,694 705
4.00%, 8/1/37 - 5/1/52  401,853 379
4.50%, 5/1/50  24,078 23
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  39,669 35
3.50%, 6/1/42 - 5/1/46  317,836 290
4.00%, 11/1/40  101,470 95
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  665 1
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  1,709 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  640 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,694,875 1,430
2.00%, 5/1/36 - 6/1/52  13,185,315 10,685
2.50%, 8/1/30 - 4/1/52  7,231,676 6,096
3.00%, 1/1/27 - 4/1/51  3,943,997 3,498
3.50%, 2/1/35 - 8/1/52  2,413,960 2,214
4.00%, 7/1/35 - 9/1/52  2,252,199 2,122
4.50%, 7/1/39 - 8/1/52  1,379,980 1,327
5.00%, 3/1/25 - 10/1/52  901,397 891
5.50%, 9/1/23 - 9/1/41  223,849 229
6.00%, 2/1/33 - 2/1/53  1,200,780 1,219
6.50%, 7/1/32 - 5/1/40  64,957 67
UMBS, TBA (11)
2.00%, 9/1/38 - 9/1/53  2,230,000 1,825
2.50%, 9/1/53  1,345,000 1,114
3.00%, 9/1/53  1,685,000 1,452
3.50%, 9/1/53  1,405,000 1,256
4.00%, 9/1/53  950,000 877
4.50%, 9/1/53  765,000 725
5.00%, 9/1/53  1,215,000 1,178
5.50%, 9/1/53  825,000 815
6.50%, 9/1/53  645,000 655
52,483

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  248,594 211
2.00%, 3/20/51 - 3/20/52  3,306,013 2,731
2.50%, 8/20/50 - 3/20/52  3,218,099 2,739
3.00%, 9/15/42 - 6/20/52  2,562,817 2,265
3.50%, 12/20/42 - 10/20/49  1,655,587 1,527
4.00%, 7/20/42 - 10/20/52  1,512,406 1,419
4.50%, 11/20/39 - 10/20/52  1,081,342 1,042
5.00%, 7/20/39 - 6/20/49  518,291 513
5.50%, 1/20/36 - 3/20/49  277,081 281
6.00%, 12/20/38  15,306 16
6.50%, 3/15/26  197 —
7.00%, 1/20/53  179,855 184
8.00%, 10/20/25  20 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  26,967 24
3.50%, 10/20/50  135,000 112
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  23,355 4
4.00%, 2/20/43  13,051 2
Government National Mortgage Assn., TBA (11)
2.00%, 9/20/53  205,000 169
2.50%, 9/20/53  150,000 128
5.00%, 9/20/53  265,000 258
5.50%, 9/20/53  1,485,000 1,470
6.00%, 9/20/53  240,000 241
6.50%, 9/20/53  450,000 456
15,792
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $73,478) 68,275
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.1%
U.S. Treasury Obligations 2.1%
U.S. Treasury Bonds, 3.00%, 8/15/52  4,900,000 3,905
U.S. Treasury Bonds, 3.375%, 8/15/42 (12) 6,125,000 5,314
U.S. Treasury Bonds, 3.625%, 2/15/53  4,330,000 3,901
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,042
U.S. Treasury Bonds, 4.00%, 11/15/42 (12) 4,305,000 4,083
U.S. Treasury Bonds, 4.00%, 11/15/52  2,840,000 2,741
U.S. Treasury Notes, 0.625%, 8/15/30  2,210,000 1,741
U.S. Treasury Notes, 1.50%, 1/31/27  5,215,000 4,731
U.S. Treasury Notes, 2.25%, 1/31/24 (12) 7,400,000 7,304
U.S. Treasury Notes, 3.75%, 4/15/26  4,840,000 4,735

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 3.875%, 1/15/26  4,470,000 4,386
U.S. Treasury Notes, 3.875%, 11/30/27  1,930,000 1,895
U.S. Treasury Notes, 3.875%, 11/30/29  2,130,000 2,087
U.S. Treasury Notes, 4.00%, 12/15/25  6,675,000 6,567
U.S. Treasury Notes, 4.125%, 9/30/27  3,070,000 3,041
U.S. Treasury Notes, 4.125%, 8/31/30  1,745,000 1,737
U.S. Treasury Notes, 4.125%, 11/15/32  5,645,000 5,641
65,851
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $68,455) 65,851
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Treasury Reserve Fund, 5.38% (2)(13) 67,992,830 67,993
Total Short-Term Investments (Cost $67,993) 67,993
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (2)(13) 11,860,110 11,860
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,860
Total Securities Lending Collateral (Cost $11,860) 11,860
Total Investments in Securities 100.6%
(Cost $2,378,828) $ 3,100,643
Other Assets Less Liabilities (0.6)% (18,750)
Net Assets 100.0% $ 3,081,893
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$23,752 and represents 0.8% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$11,330 and represents 0.4% of net assets.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Level 3 in fair value hierarchy.
(8) All or a portion of this security is on loan at August 31, 2023.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $12,619 and represents 0.4% of net assets.
(12) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PRIME Prime rate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
10/20/23 @ $4,550.00 428 192,928 (3,015)
Total Options Written (Premiums $(3,362)) $ (3,015)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 4,664 130 125 5
Total Bilateral Credit Default Swaps, Protection
Bought 125 5
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 48 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 125 5
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 550 21 — 21
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 53 — (1) 1
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 1,095 11 (10) 21

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 1,315 3 (24) 27
Total Centrally Cleared Credit Default Swaps,
Protection Sold 70
Total Centrally Cleared Swaps 70
Net payments (receipts) of variation margin to date (71)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/19/23 ILS 1,092 USD 289 $ (1)
BNP Paribas 11/24/23 USD 346 EUR 316 1
Citibank 10/19/23 ILS 697 USD 185 (1)
Citibank 10/19/23 USD 1,733 ILS 6,406 45
JPMorgan Chase 10/19/23 ILS 570 USD 150 —
State Street 10/19/23 ILS 363 USD 96 (1)
State Street 11/24/23 USD 237 EUR 216 2
UBS Investment Bank 10/19/23 ILS 306 USD 81 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 45

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 94 Euro BOBL contracts 9/23 11,835 $ 43
Short, 18 Euro BUXL thirty year bond contracts 9/23 (2,612) 39
Short, 158 MSCI EAFE Index contracts 9/23 (16,663) 291
Long, 244 S&P 500 E-Mini Index contracts 9/23 55,095 (171)
Long, 4 U.S. Treasury Long Bond contracts 12/23 487 1
Long, 187 U.S. Treasury Notes five year contracts 12/23 19,994 38
Long, 69 U.S. Treasury Notes ten year contracts 12/23 7,661 9
Short, 13 U.S. Treasury Notes two year contracts 12/23 (2,649) (8)
Short, 34 Ultra U.S. Treasury Bonds contracts 12/23 (4,402) (15)
Long, 21 Ultra U.S. Treasury Notes ten year contracts 12/23 2,438 —
Net payments (receipts) of variation margin to date (294)
Variation margin receivable (payable) on open futures contracts $ (67)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 6.06%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.69%  (178) 766 540
T. Rowe Price Institutional Emerging Markets
Equity Fund  (866) 2,443 —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.97%  (127) 489 358
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.04%  — 774 668
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.51%  — (1) 507
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.11%  — — —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 1,078 —
T. Rowe Price Real Assets Fund - I Class  — 7,102 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.31%  — (4,256) 623
T. Rowe Price Government Reserve Fund, 5.40% — — — ++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 1,177
Totals $ (1,171) # $ 8,395 $ 3,873 +

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
6.06%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.69%  37,222 540 678 37,850
T. Rowe Price Institutional
Emerging Markets Equity Fund  172,824 — 2,866 172,401
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.97%  17,585 357 2,367 16,064
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.04%  38,290 668 — 39,732
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.51%  63,900 508 — 64,407
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.11%  87 — — 87
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  73,067 — — 74,145
T. Rowe Price Real Assets Fund
- I Class  113,343 26,415 — 146,860
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.31%  71,408 1,623 — 68,775
T. Rowe Price Government
Reserve Fund, 5.40% 394 ¤ ¤ 11,860
T. Rowe Price Treasury Reserve
Fund, 5.38% 74,736 ¤ ¤ 67,993
Total $ 700,180 ^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,873 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $756,758.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 202,394 $ — $ 202,394
Bond Mutual Funds 226,921 — — 226,921
Common Stocks 1,639,739 485,221 1,940 2,126,900
Convertible Bonds — — 16 16
Convertible Preferred Stocks — — 6,113 6,113
Equity Mutual Funds 393,406 — — 393,406
Preferred Stocks — 3,194 — 3,194
Private Investment Companies — — 61,846 61,846
Short-Term Investments 67,993 — — 67,993
Securities Lending Collateral 11,860 — — 11,860
Total Securities 2,339,919 690,809 69,915 3,100,643
Swaps* — 200 — 200
Forward Currency Exchange
Contracts — 48 — 48
Futures Contracts* 421 — — 421
Total $ 2,340,340 $ 691,057 $ 69,915 $ 3,101,312
Liabilities
Options Written $ — $ 3,015 $ — $ 3,015
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 194 — — 194
Total $ 194 $ 3,018 $ — $ 3,212
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2023, totaled $1,440,000 for the period ended
August 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/23
Investment in Securities
Common Stocks $ 3,405 $ 218 $ 371 $ (2,054) $ 1,940
Convertible Bonds 16 — — — 16
Convertible Preferred Stocks 7,902 (1,086) — (703) 6,113
Private Investment Companies 60,217 1,629 — — 61,846
Total $ 71,540 $ 761 $ 371 $ (2,757) $ 69,915

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F103-054Q1 08/23